CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares Outstanding	Stock Options	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2012		$ 3,241,922	$ 148,032	$ 24,858	$ 15,665	$ 7,046	$ (27,311)
Balance (in shares) at Dec. 31, 2012		172,102,870
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (notes 6 and 7)		9,765	(3,292)
Shares issued under employee stock option plan (notes 6 and 7) (in shares)		213,500
Stock options (notes 6 and 7)			19,095
Shares issued under incentive share purchase plan		11,742
Shares issued under incentive share purchase plan (in shares)		370,536
Shares issued under dividend reinvestment plan		14,456
Shares issued under dividend reinvestment plan (in shares)		430,733
Net income (loss) for the period	(521)					(521)
Dividends declared ($0.22 and $ 0.16 per share for the six months ended June 30, 2013, and 2014, respectively)						(38,150)
Other comprehensive income for the period	6,179						6,179
Restricted share unit plan (note 6)		(12,817)				157
Restricted share unit plan (note 6) (in shares)		(202,945)
Balance at Jun. 30, 2013		3,265,068	163,835	24,858	15,665	(31,468)	(21,132)
Balance (in shares) at Jun. 30, 2013		172,914,694
Balance at Dec. 31, 2013	2,977,149	3,294,007	174,470		37,254	(513,441)	(15,141)
Balance (in shares) at Dec. 31, 2013		173,953,975
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (notes 6 and 7)		12,976	(2,693)
Shares issued under employee stock option plan (notes 6 and 7) (in shares)		377,425
Stock options (notes 6 and 7)			14,145
Shares issued under incentive share purchase plan		8,088
Shares issued under incentive share purchase plan (in shares)		238,042
Shares issued under dividend reinvestment plan		3,042
Shares issued under dividend reinvestment plan (in shares)		98,075
Shares issued for equity investment (note 14)		1,164,237
Shares issued for equity investment (note 14) (in shares)		34,794,892
Common shares held in depositary relating to convertible debentures acquired from Osisko		(29,166)
Common shares held in depositary relating to convertible debentures acquired from Osisko (in shares)	(871,680)	(871,680)
Net income (loss) for the period	146,528					146,528
Dividends declared ($0.22 and $ 0.16 per share for the six months ended June 30, 2013, and 2014, respectively)						(27,908)
Other comprehensive income for the period	24,987						24,987
Restricted share unit plan (note 6)		(1,274)
Restricted share unit plan (note 6) (in shares)		(66,363)
Balance at Jun. 30, 2014	$ 4,290,111	$ 4,451,910	$ 185,922		$ 37,254	$ (394,821)	$ 9,846
Balance (in shares) at Jun. 30, 2014		208,524,366